Debt (Notes)	6 Months Ended
Jun. 30, 2016
Long-term Debt, Unclassified [Abstract]
Debt
DEBT

DEBT BALANCE, NET OF UNAMORTIZED ISSUANCE COSTS (in millions)

	June 30, 2016	December 31, 2015
Total debt	$3,266	$2,883
Unamortized issuance costs (a)	(48)	(39)
Debt, Net of Unamortized Issuance Costs	$3,218	$2,844

(a)	Includes unamortized premiums of $4 million associated with our senior notes at both June 30, 2016 and December 31, 2015.

REVOLVING CREDIT FACILITY AND DROPDOWN CREDIT FACILITY

We amended our existing secured Revolving Credit Facility on January 29, 2016, decreasing the aggregate available facility limit from $900 million to $600 million and improving terms related to pricing and financial covenants. As a result of this amendment, an immaterial amount of unamortized debt issuance costs were expensed. In addition, we syndicated a $1.0 billion secured Dropdown Credit Facility on January 29, 2016. The primary use of proceeds under this facility will be to fund asset acquisitions. The terms, covenants and restrictions under this facility are substantially the same as with our amended secured Revolving Credit Facility. The total aggregate available facility limits for the secured Revolving Credit Facility and secured Dropdown Credit Facility totaled $1.6 billion at June 30, 2016. We are allowed to request the loan availability for both the secured Revolving Credit Facility and the secured Dropdown Credit Facility be increased up to an aggregate of $2.1 billion, subject to receiving increased commitments from the lenders.

As of June 30, 2016, our secured Revolving Credit Facility provided for total loan availability of $600 million. Borrowings are available under the secured Revolving Credit Facility up to the total loan availability of the facility. Our secured Revolving Credit Facility is non-recourse to Tesoro, except for TLGP, and is guaranteed by all of our consolidated subsidiaries, and secured by substantially all of our assets. We had no borrowings outstanding under the secured Revolving Credit Facility, resulting in the full loan availability of the borrowing capacity as of June 30, 2016.

As of June 30, 2016, our secured Dropdown Credit Facility provided for total loan availability of $1.0 billion. We had $239 million borrowings outstanding under the secured Dropdown Credit Facility, resulting in unused loan availability of $761 million or 76% the borrowing capacity as of June 30, 2016. The weighted average interest rate for borrowings under our secured Dropdown Credit Facility was 4.51% at June 30, 2016.

The secured Revolving Credit Facility and the secured Dropdown Credit Facility ratably share collateral comprised primarily of our property, plant, and equipment and both facilities mature on January 29, 2021. In addition, upon an upgrade of our corporate family rating to investment grade, certain covenants and restrictions under each facility will automatically be eliminated or improved.

SENIOR NOTES ISSUANCE

On May 9, 2016, we completed a registered offering of $250 million aggregate principal amount of 6.125% Senior Notes due 2021 (“2021 Notes”) and $450 million aggregate principal amount of 6.375% Senior Notes due 2024 (“2024 Notes”). We used the proceeds of the offering of the 2021 notes to repay amounts outstanding under our Dropdown Credit Facility and the proceeds of the offering of the 2024 notes to repay amounts outstanding under our Revolving Credit Facility and for general partnership purposes.

The 2021 Notes were issued under the same indenture governing the existing $550 million of the 6.125% Senior Notes due 2021 issued in August 2013 and have the same terms as those senior notes. The 2021 Notes have no sinking fund requirements. We may redeem some or all of the 2021 Notes, prior to October 15, 2016, at a make-whole price plus accrued and unpaid interest, if any. On or after October 15, 2016, the 2021 Notes may be redeemed at premiums equal to 4.594%  through October 15, 2017; 3.063% from October 15, 2017 through October 15, 2018; 1.531% from October 15, 2018 through October 15, 2019; and at par thereafter, plus accrued and unpaid interest. We will have the right to redeem up to 35% of the aggregate principal amount at 106.125% of face value with proceeds from certain equity issuances through October 15, 2016. The 2021 Notes are unsecured and guaranteed by all of our subsidiaries, except Tesoro Logistics Finance Corp., the co-issuer, and are non-recourse to Tesoro, except for TLGP, and contain customary terms, events of default and covenants for an issuance of non-investment grade securities.

The 2024 Notes have no sinking fund requirements. We may redeem some or all of the 2024 Notes, prior to May 1, 2019, at a make-whole price plus accrued and unpaid interest, if any. On or after May 1, 2019, the 2024 Notes may be redeemed at premiums equal to  4.781% through May 1, 2020; 3.188% from May 1, 2020 through May 1, 2021; 1.594% from May 1, 2021 through May 1, 2022; and at par thereafter, plus accrued and unpaid interest. We will have the right to redeem up to 35% of the aggregate principal amount at 106.375% face value with proceeds from certain equity issuances through May 1, 2019. The 2024 Notes are unsecured and guaranteed by all of our subsidiaries, except Tesoro Logistics Finance Corp., the co-issuer, and are non-recourse to Tesoro, except for TLGP, and contain customary terms, events of default and covenants for an issuance of non-investment grade securities.

DEBT REPAYMENTS

On February 3, 2016, we paid the full amount of the Unsecured Term Loan Facility, including accrued interest, with proceeds drawn from the secured Dropdown Credit Facility. All commitments under the Unsecured Term Loan Facility were terminated effective with the repayment and an immaterial amount of unamortized debt issuance costs were expensed.

SENIOR NOTES EXCHANGE

On February 26, 2016, the Partnership commenced an offer to exchange (the “Exchange”) its existing unregistered 5.50% Senior Notes due 2019 (“2019 Notes”) and 6.25% Senior Notes due 2022 (“2022 Notes”) (together, “Unregistered Notes”) for an equal principal amount of 5.50% Senior Notes due 2019 and 6.25% Senior Notes due 2022 (the “Exchange Notes”), respectively, that were registered under the Securities Act of 1933, as amended. On April 14, 2016, the Exchange was completed for all of the 2019 Notes and substantially all of the 2022 Notes. The terms of the Exchange Notes are identical in all material respects (including principal amount, interest rate, maturity and redemption rights) to the Unregistered Notes for which they were exchanged, except that the Exchange Notes generally are not subject to transfer restrictions. The Exchange fulfills all of the requirements of the registration rights agreements for the Unregistered Notes.